SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS - Parentheticals (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2019
Ordinary shares, shares issued	231,323,675	203,510,681
Ordinary shares, shares outstanding	231,323,675	203,510,681	195,191,000
Class A ordinary shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,600,000,000	4,600,000,000
Ordinary shares, shares issued	170,161,275	142,348,281
Ordinary shares, shares outstanding	170,161,275	142,348,281	128,228,600
Class B ordinary shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	61,162,400	61,162,400
Ordinary shares, shares outstanding	61,162,400	61,162,400	66,962,400
Parent Company | Reportable legal entities | Class A ordinary shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,600,000,000	4,600,000,000
Ordinary shares, shares issued	170,161,275	142,348,281
Ordinary shares, shares outstanding	170,161,275	142,348,281
Parent Company | Reportable legal entities | Class B ordinary shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized		200,000,000
Ordinary shares, shares issued	61,162,400	61,162,400
Ordinary shares, shares outstanding	61,162,400	61,162,400